DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals, Others (Details)	12 Months Ended									36 Months Ended
	Dec. 31, 2021 individual	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 employee	Dec. 31, 2020 individual	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 employee	Dec. 31, 2019 individual	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 employee	Dec. 31, 2021 CNY (¥)
Significant related party transactions
Number of remaining highest paid individuals other than director and supervisor	2		2	2		2	2		2
Minimum
Significant related party transactions
Remuneration amount for remaining two highest paid individuals		¥ 0			¥ 0			¥ 0
Maximum
Significant related party transactions
Remuneration amount for remaining two highest paid individuals										¥ 1,000,000